Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segment Reporting [Line Items]
SEGMENT REPORTING

NOTE 19 — SEGMENT REPORTING

The Company has one operating segment and one reportable segment, the business of sales and installation of solar panel technology to individual households within the United States. The Company’s chief operating decision-maker (“CODM”) is our chief executive officer. Our CODM reviews and evaluates consolidated net income (loss) for purposes of evaluating financial performance, making operating decisions, allocating resources, and planning and forecasting for future periods.

All the Company’s long-lived assets and revenues are maintained in the U.S. Refer to Note 3 for further information on revenues.

The following presents the significant financial information with respect to the Company’s reportable segment for the years ended December 31, 2024 and 2023 (in thousands):

	Year ended December 31,
	2024	2023
Total revenue	$73,244,083	$109,691,001
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):
Direct labor	9,857,796	13,488,173
Materials	23,730,300	40,830,481
Other	4,433,423	5,118,020
Less: Cost of goods sold (exclusive of depreciation and amortization shown below):	38,021,519	59,436,674
Less: Depreciation and amortization related to Cost of goods sold	827,848	444,663
Gross Profit	$34,394,716	$49,809,664

Depreciation and amortization	4,008,690	1,397,211
Commissions expense	15,827,850	28,679,176
Sales and marketing (exclusive of Commissions expense above)	3,759,223	1,644,883
General and administrative	21,628,724	12,949,067
Other expense, net	(233,151)	183,401
Change in fair value of warrant liabilities	(69,000)	—
Interest expense	333,539	110,857

Net (loss) income before taxes	(10,861,159)	4,845,069
Income tax benefit	988,802	—
Net (loss) income	(9,872,357)	4,845,069

Heliogen, Inc. [Member]
Segment Reporting [Line Items]
SEGMENT REPORTING

Note 13—Segment Reporting

We manage our business on a consolidated basis and operate as one operating segment, which includes all activities related to our concentrated solar energy technology and thermal energy storage. Our chief operating decision maker (“CODM”) is our chief executive officer. The CODM reviews consolidated operating expenses, as presented on our consolidated statements of operations, to measure segment profit or loss, alongside with cash and cash equivalents, as presented on our consolidated balance sheets. In addition to the significant expense categories presented on our consolidated statements of operations, the CODM reviews the SG&A and R&D expenses on a more disaggregated level.

The CODM uses these financial metrics to allocate resources on a consolidated basis, which enables the CODM to assess both the overall level of resources available and optimize distribution of resources across functions and R&D programs in line with our long-term strategic goals. The CODM does not evaluate our operating segment using total assets information.

The following table provides information about disaggregated SG&A expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$1,812	$3,310	$4,059	$7,521
Share-based compensation	339	793	798	1,671
Other selling, general and administrative (1)	3,293	5,402	5,703	12,668
Total selling, general and administrative	$5,444	$9,505	$10,560	$21,860
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
$ in thousands	2025	2024	2025	2024
Employee compensation, excluding share-based compensation	$505	$2,513	$1,302	$5,006
Share-based compensation	43	(173)	(10)	188
Other research and development (1)	(243)	2,411	101	3,348
Total research and development	$305	$4,751	$1,393	$8,542
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.

Note 17 — Segment Reporting

We manage our business on a consolidated basis and operate as one operating segment, which includes all activities related to our concentrated solar energy technology and thermal energy storage. Our CODM is our chief executive officer. The CODM reviews consolidated operating expenses, as presented on our consolidated statements of operations, to measure segment profit or loss, alongside with cash and cash equivalents, as presented on our consolidated balance sheets. In addition to the significant expense categories presented on our consolidated statements of operations, the CODM reviews the SG&A and R&D expenses on a more disaggregated level.

The CODM uses these financial metrics to allocate resources on a consolidated basis, which enables the CODM to assess both the overall level of resources available and optimize distribution of resources across functions and R&D programs in line with our long-term strategic goals. The CODM does not evaluate our operating segment using total assets information.

The following table provides information about disaggregated SG&A expenses:

	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$12,906	$22,453
Share-based compensation	2,276	(6,464)
Collaboration Warrants	—	1,981
Other selling, general and administrative(1)	21,138	31,525
Total selling, general and administrative	$36,320	$49,495
(1)	Other SG&A expense primarily consists of professional and consulting fees, facilities and other related costs and other administrative expenses.

The following table provides information about disaggregated R&D expenses:

	Year Ended December 31,
$ in thousands	2024	2023
Employee compensation, excluding share-based compensation	$8,521	$9,640
Share-based compensation	191	750
Other research and development(1)	7,623	10,638
Total research and development	$16,335	$21,028
(1)	Other R&D expense primarily consists of direct R&D costs, prototyping and testing expenses.